EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED

	Three months ended September 30, 2024 (UNAUDITED)	Three months ended September 30, 2023 (UNAUDITED)

Basic and Diluted EPS
Net Loss	$(555,011)	$(828,818)
Weighted Average Shares	2,115,307	2,005,159
Basic and Diluted Loss Per Share	$(0.26)	$(0.41)

	Nine months ended September 30, 2024 (UNAUDITED)	Nine months ended September 30, 2023 (UNAUDITED)

Basic and Diluted EPS
Net Loss	$(2,157,487)	$(2,136,453)
Weighted Average Shares	2,055,649	2,008,737
Basic and Diluted Loss Per Share	$(1.05)	$(1.07)